Summary of Fair Value of Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Maximum maturity term of financial assets	90 days	90 days
Notes receivable, net	$ 7,844	$ 7,709	$ 0
Indebtedness, net	4,103,658	4,106,518	3,927,266
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Indebtedness, net	$ 4,100,000	$ 4,100,000	$ 4,000,000
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value percentage of the carrying value of notes receivable	95.00%	95.00%
Total indebtedness fair value variance from carrying value (as a percent)	91.60%	94.10%	95.10%
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value percentage of the carrying value of notes receivable	105.00%	105.00%
Total indebtedness fair value variance from carrying value (as a percent)	101.30%	104.00%	105.10%